Stock Option Plan (Tables)	12 Months Ended
Dec. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Weighted-Average Black-Scholes Fair Value Assumptions
The fair value of each stock option and cash settled SAR grant is estimated on the date of grant using the Black-Scholes option-pricing model with the following weighted average assumptions used for grants in 2016, 2015 and 2014:

	2016	2015	2014
Expected dividends	1.21%	1.00%	1.11%
Expected term (in years)	8.71	8.96	9.33
Expected volatility	26%	22%	23%
Risk-free rate	2.02%	2.02%	2.62%

Summary of Stock Option Activity
A summary of the stock option and SAR activity for 2016, 2015 and 2014 is as follows:

	2016		2015		2014
	Shares	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price
Outstanding at beginning of year	49,895	$30.19	58,092	$28.52	63,539	$27.32
Granted	140,997	40.36	4,333	36.23	4,333	34.31
Exercised	(5,545)	27.38	(10,177)	23.69	(8,192)	22.68
Forfeited or expired	(1,500)	28.44	(2,353)	28.22	(1,588)	26.52
Outstanding at end of year	183,847	$38.08	49,895	$30.19	58,092	$28.52
Options and SARs exercisable at year end	13,553	$29.29	13,085	$28.55	16,085	$25.94

Summary of Information about Stock Options
The following table summarizes information about stock options and SARs for the year ended December 31, 2016:

	Options and SARs Outstanding			Options and SARs Exercisable
Range of Exercise Prices	Number Outstanding at 12/31/16	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Number Exercisable at 12/31/16	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term
$ 22.22 - $ 33.56	33,451	$29.33	3.70 years	12,453	$28.78	3.28 years
$ 33.94 - $ 40.75	150,396	$40.03	9.67 years	1,100	$35.06	7.57 years
	183,847			13,553
Aggregate intrinsic value (in thousands)	$490			$155

Schedule of Nonvested Share Activity

	Shares	Weighted Average Grant Date Fair Value
Non-vested options and SARs at January 1, 2016	36,810	7.14
Granted	140,997	11.29
Vested	(6,646)	5.95
Forfeited	(867)	5.93
Non-vested options and SARs at December 31, 2016	170,294	10.63